General Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Natura Cosméticos S.A. [Member]
General Information [Line Items]
Percentage of shares held	100.00%	100.00%	100.00%	0.00%